EQUITY - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Equity attributable to owners of parent	€ 6,564	€ 6,685	€ 6,461
Issuance of Shares	13	16	11
Equity attributable to owners of parent	€ 6,156	€ 6,564	€ 6,685
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	475,000,000	485,000,000	483,000,000
Equity attributable to owners of parent	€ 5	€ 5	€ 5
Issuance of Shares (in shares)	2,092,404	2,763,238	1,510,032
Issuance of Shares	€ 0	€ 0	€ 0
Cancellation of Shares (in shares)	(20,612,593)	(12,429,600)
Cancellation of Shares	€ 0	€ 0
Equity attributable to owners of parent	€ 5	€ 5	€ 5
Ending balance (in shares)	456,000,000	475,000,000	485,000,000